Significant event – Gulf of Mexico oil spill - Summary of Total Amounts Recognized in Income Statement (Details) - USD ($) $ in Millions		12 Months Ended			93 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure Of Condensed Financial Statements [Line Items]
(Profit) loss before interest and taxation		$ (9,474)	$ 430	$ 7,918
Finance costs	[1]	2,074	1,675	1,347
(Profit) loss before taxation		(7,180)	2,295	9,571
Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Environmental costs		0	0	5,303	$ 8,526
Spill response costs		0	0	0	14,304
Litigation and claims costs		2,647	6,596	5,758	41,781
Clean Water Act penalties		0	0	551	4,061
Other costs		40	44	97	1,309
Settlements credited to the income statement		0	0	0	(5,681)
(Profit) loss before interest and taxation		2,687	6,640	11,709	64,300
Finance costs		493	494	247	1,465
(Profit) loss before taxation		$ 3,180	$ 7,134	$ 11,956	$ 65,765

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.